PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Office equipment	$116,520	$116,520
Leasehold improvement	126,386	126,386
Property and equipment	242,906	242,906
Less: Accumulated depreciation	(155,162)	(145,016)
Property and equipment, net	$87,744	$97,890

Property and equipment consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Office equipment	$116,520	$113,995
Leasehold improvement	126,386	126,386
Property and equipment	242,906	240,381
Less: Accumulated depreciation	(145,016)	(99,987)
Property and equipment, net	$97,890	$140,394